Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATED STATEMENT OF INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net sales	$ 723,062	$ 714,167	$ 2,309,485	$ 2,340,816
Cost of sales	645,170	643,578	2,017,667	2,076,156
Selling, general and administrative	60,966	69,856	177,227	202,796
Depreciation	13,435	13,319	40,517	39,376
Amortization	2,342	2,355	7,025	7,064
Equity in (earnings) losses of investees	0	29,112	(72)	31,681
Goodwill impairment	0	1,779	0	1,779
Restructuring and relocation costs	(4)	20,272	254	30,905
Operating income (loss)	1,153	(66,104)	66,867	(48,941)
Interest income	690	669	2,197	2,318
Interest expense	(15,356)	(12,219)	(44,698)	(32,965)
Loss on debt extinguishment	0	0	(6,275)	0
Other income (expense), net	(501)	0	1,622	0
Income (loss) before income taxes	(14,014)	(77,654)	19,713	(79,588)
Income tax (expense) benefit	(3,800)	10,900	(4,050)	7,200
Net income (loss)	(17,814)	(66,754)	15,663	(72,388)
Parent Company [Member]
Net sales	0	0	0	0
Cost of sales	0	515	0	917
Selling, general and administrative	12,446	10,189	31,851	34,565
Depreciation	0	0	0	0
Amortization	0	0	0	0
Equity in (earnings) losses of investees	(3,448)	52,078	(67,760)	17,719
Goodwill impairment		0		0
Restructuring and relocation costs	(15)	8,041	(15)	10,189
Operating income (loss)	(8,983)	(70,823)	35,924	(63,390)
Interest income	0	0	0	0
Interest expense	(5,031)	(6,830)	(16,405)	(20,262)
Loss on debt extinguishment			(843)
Other income (expense), net	0	(1)	1,037	4,064
Income (loss) before income taxes	(14,014)	(77,654)	19,713	(79,588)
Income tax (expense) benefit	(3,800)	10,900	(4,050)	7,200
Net income (loss)	(17,814)	(66,754)	15,663	(72,388)
Subsidiary Issuer [Member]
Net sales	200,307	171,655	587,278	528,325
Cost of sales	190,790	157,994	557,444	474,364
Selling, general and administrative	1,955	5,596	10,696	11,718
Depreciation	1,140	1,067	3,599	2,841
Amortization	0	0	0	0
Equity in (earnings) losses of investees	(6,878)	53,331	(85,792)	33,412
Goodwill impairment		0		0
Restructuring and relocation costs	111	448	264	6,515
Operating income (loss)	13,189	(46,781)	101,067	(525)
Interest income	1	15	12	21
Interest expense	(9,743)	(5,312)	(27,563)	(12,438)
Loss on debt extinguishment			(5,432)
Other income (expense), net	1	0	(324)	(4,777)
Income (loss) before income taxes	3,448	(52,078)	67,760	(17,719)
Income tax (expense) benefit	(3,249)	6,600	(2,643)	(451)
Net income (loss)	199	(45,478)	65,117	(18,170)
Guarantor Subsidiaries [Member]
Net sales	302,625	305,288	939,662	958,109
Cost of sales	271,950	268,183	835,099	837,384
Selling, general and administrative	23,775	23,910	67,203	72,260
Depreciation	6,741	7,194	20,397	21,230
Amortization	2,336	2,348	7,007	7,045
Equity in (earnings) losses of investees	(16)	406	(43)	187
Goodwill impairment		0		0
Restructuring and relocation costs	(100)	7,963	8	10,081
Operating income (loss)	(2,061)	(4,716)	9,991	9,922
Interest income	26	75	128	146
Interest expense	(576)	(27)	(701)	(64)
Loss on debt extinguishment			0
Other income (expense), net	85	44	250	1,133
Income (loss) before income taxes	(2,526)	(4,624)	9,668	11,137
Income tax (expense) benefit	1,289	(419)	(3,547)	(6,934)
Net income (loss)	(1,237)	(5,043)	6,121	4,203
Non-Guarantor Subsidiaries [Member]
Net sales	447,080	440,500	1,470,619	1,483,827
Cost of sales	409,395	420,127	1,313,194	1,393,416
Selling, general and administrative	22,790	30,161	67,477	84,253
Depreciation	5,554	5,058	16,521	15,305
Amortization	6	7	18	19
Equity in (earnings) losses of investees	0	29,112	(72)	31,681
Goodwill impairment		1,779		1,779
Restructuring and relocation costs	0	3,820	(3)	4,120
Operating income (loss)	9,335	(49,564)	73,484	(46,746)
Interest income	663	579	2,057	2,151
Interest expense	(6)	(50)	(29)	(201)
Loss on debt extinguishment			0
Other income (expense), net	(572)	(125)	655	60
Income (loss) before income taxes	9,420	(49,160)	76,167	(44,736)
Income tax (expense) benefit	(391)	2,661	267	357
Net income (loss)	9,029	(46,499)	76,434	(44,379)
Consolidation, Eliminations [Member]
Net sales	(226,950)	(203,276)	(688,074)	(629,445)
Cost of sales	(226,965)	(203,241)	(688,070)	(629,925)
Selling, general and administrative	0	0	0	0
Depreciation	0	0	0	0
Amortization	0	0	0	0
Equity in (earnings) losses of investees	10,342	(105,815)	153,595	(51,318)
Goodwill impairment		0		0
Restructuring and relocation costs	0	0	0	0
Operating income (loss)	(10,327)	105,780	(153,599)	51,798
Interest income	0	0	0	0
Interest expense	0	0	0	0
Loss on debt extinguishment			0
Other income (expense), net	(15)	82	4	(480)
Income (loss) before income taxes	(10,342)	105,862	(153,595)	51,318
Income tax (expense) benefit	2,351	(8,842)	5,923	7,028
Net income (loss)	$ (7,991)	$ 97,020	$ (147,672)	$ 58,346